DEAN WITTER EUROPEAN GROWTH FUND INC.             TWO WORLD TRADE CENTER, NEW
LETTER TO THE SHAREHOLDERS APRIL 30, 1998         YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six-month period ended April 30, 1998, European stock markets delivered exceptionally strong returns in both local currency and U.S. dollar terms. Although the economic crisis in Asia did produce a setback in late 1997, the European markets recovered strongly in early 1998. This performance was driven by several factors but can primarily be attributed to the strong ongoing recovery of Europe's economies. Continental Europe is now the only major region in the world where analysts expect 1998 economic growth to be stronger than that of 1997. In the core European economies, growth has accelerated as a result of increased business optimism, a benign inflation outlook and the strength of the U.S. dollar, which delivered a boost to exports. At the same time, interest-rate cuts in Spain and Italy as part of the European Monetary Union (EMU) convergence process have pushed real GDP growth to more than 3 percent in these countries and additional strengthening is likely this year.

In the United Kingdom, which is at a different stage in its economic cycle than the rest of Europe, high interest rates and a strong currency negatively affected economic activity despite robust consumer demand. However, the British pound is expected to depreciate from its current levels over the medium term, and U.K. GDP growth should be above 2 percent this year.

Corporate earnings for 1997 generally met or exceeded market expectations and companies have been broadly upbeat so far on their prospects for 1998. Although there had been concerns that the slowdown in Asia would have a negative effect on European corporate earnings through pricing pressures and increased competition, the impact has been less severe than expected. Earnings, supported by the acceleration in the Continental European economies, should grow by 12 to 15 percent this year. In the United Kingdom, high interest rates and the strength of the British pound continue to damage manufacturers and exporters. Mainly because of this, U.K. corporate earnings are expected to grow by a more moderate 5 to 7 percent in 1998.

DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

In addition to positive economic fundamentals, the upcoming transition to the European single currency, the Euro, has been an important factor in market performance over the last six months. With the 11 first-wave EMU members now established, the two main issues remain the convergence of short-term interest rates and the formulation of a monetary policy framework for the European Central Bank. Although long-term interest rates have largely converged, short-term rates must converge further during the rest of 1998, implying cuts in Spain and Italy, with a slight rise in Germany. Although there are some concerns regarding the possibility of economic overheating in southern Europe, markets appear to be anticipating a generally smooth transition throughout the rest of the year.

This upcoming transition has prompted a significant increase in European corporate activity. This has been especially true for banking and financial stocks, where the single currency is likely to create opportunities for significant operational synergies and cost savings. Most of the recent activity, including the mergers of UBS/SBC, Santander/Banesto and IMI/San Paolo, has taken place within national borders as companies have attempted to strengthen their domestic positions. However, once the Euro is established, competitive pressures and pricing transparency are likely to lead to cross-border deals, creating larger companies with a pan-European presence. For banks especially, internal reorganization and restructuring have become increasingly important as managements recognize the importance of profitability in a competitive single-currency environment. Although consolidation in banking is happening now in advance of the Euro launch, the process is likely to accelerate in other sectors once the Euro is established. This is particularly true for industries such as transport and automobiles, where the disappearance of pricing differentials across Europe may create significant margin pressure.

PERFORMANCE AND PORTFOLIO

For the six months ended April 30, 1998, Dean Witter European Growth Fund Class B shares posted a total return of 25.30 percent versus 18.10 percent for the Morgan Stanley Capital International (MSCI) World Index and 27.38 percent for the Lipper European Region Funds Index. For the same period, the Fund's Class A, C and D shares had total returns of 25.78 percent, 25.27 percent and 27.35 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The United Kingdom remains the Fund's largest single country allocation at approximately 32 percent, followed by France (15 percent), the Netherlands (10 percent) and Germany (10 percent). The Fund remains overweighted relative to the MSCI World Index in Sweden, where stocks continue to offer an attractive balance of growth and value, and underweighted in Switzerland. The Fund's

DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

holdings remain concentrated in blue-chip issues positioned to benefit from the ongoing recovery in the European economies. Over the past six months we have increased the portfolio's weighting in financials, because of the likelihood of increased banking consolidation due to the launch of the Euro. We are now neutral in this sector relative to the index, with holdings including Bayerische Vereinsbank (Germany), Banca di Roma (Italy) and Credit Suisse (Switzerland).

LOOKING AHEAD

The outlook for the European stock markets during the balance of 1998 remains positive. The MSCI Europe Index currently trades at a price/earnings multiple of 22 times for 1998 and 19 times for 1999. Although many markets are trading at historically high levels, earnings are underpinned by the strength of the European economies, and these markets have strong technical support from high levels of cash flows to mutual funds. The threat of further negative surprises from Asia appears to have receded and the principal risk to markets now would be a setback in progress toward EMU, especially in regard to interest-rate convergence or a sharp upturn in inflation.

We appreciate your ongoing support of Dean Witter European Growth Fund and look forward to continuing to serve your investment needs.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

                              *          *          *

In May 1998, Dean Witter European Growth Fund's sub-adviser, Morgan Grenfell Investment Services Limited, advised the Board of Directors of the Fund and InterCapital of its resignation as sub-adviser, effective at the close of business on December 31, 1998. On June 2, 1998, the Board of Directors unanimously recommended that a new sub-advisory agreement with Morgan Stanley Asset Management Inc. ("MSAM"), an affiliate of InterCapital, be submitted to shareholders for approval at a special meeting expected to be held in August 1998. A letter enclosing a prospectus supplement, which contains complete details, has been mailed to you.

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS AND RIGHTS (96.4%)
                  DENMARK (1.1%)
                  PHARMACEUTICALS
        149,180   Novo-Nordisk AS (Series B)....................................................  $   24,178,635
                                                                                                  --------------
                  FINLAND (2.2%)
                  INSURANCE
        172,766   Pohjola Insurance Co. "B".....................................................       9,573,807
                                                                                                  --------------
                  PAPER PRODUCTS
            200   UPM-Kymmene Oy................................................................           6,000
                                                                                                  --------------
                  TELECOMMUNICATION EQUIPMENT
        543,000   Nokia Oyj (A Shares)..........................................................      36,467,026
                                                                                                  --------------

                  TOTAL FINLAND.................................................................      46,046,833
                                                                                                  --------------
                  FRANCE (14.6%)
                  BANKING
        298,931   Banque Nationale de Paris.....................................................      25,182,025
        268,750   Credit Commercial de France...................................................      21,433,912
                                                                                                  --------------
                                                                                                      46,615,937
                                                                                                  --------------
                  ELECTRICAL EQUIPMENT
        241,350   Alcatel Alsthom...............................................................      44,713,010
                                                                                                  --------------
                  ELECTRONICS - SEMICONDUCTORS
        362,400   SGS-Thomson Microelectronics N.V.*............................................      30,950,170
                                                                                                  --------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
        229,900   Societe BIC S.A...............................................................      15,806,699
                                                                                                  --------------
                  INSURANCE
        454,100   AXA-UAP.......................................................................      53,268,190
                                                                                                  --------------
                  LEISURE
        185,150   Accor S.A.....................................................................      50,421,343
                                                                                                  --------------
                  MERCHANDISING
         34,000   Carrefour S.A.................................................................      19,461,660
                                                                                                  --------------
                  OIL RELATED
        192,000   Total S.A. (B Shares).........................................................      22,809,670
                                                                                                  --------------
                  PHARMACEUTICALS
        218,800   Sanofi S.A....................................................................      26,502,484
                                                                                                  --------------
                  TOTAL FRANCE..................................................................     310,549,163
                                                                                                  --------------
                  GERMANY (10.1%)
                  AIRLINES
      1,025,500   Deutsche Lufthansa AG.........................................................      24,388,109
                                                                                                  --------------

SHARES/PRINCIPAL
     AMOUNT                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  APPAREL
          6,730   Hugo Boss AG (Pref.)..........................................................  $   12,369,257
                                                                                                  --------------
                  AUTOMOTIVE
         29,204   Bayerische Motoren Werke (BMW) AG.............................................      32,204,912
         27,960   Volkswagen AG.................................................................      22,252,765
                                                                                                  --------------
                                                                                                      54,457,677
                                                                                                  --------------
                  BANKING
        410,500   Bayerische Vereinsbank AG.....................................................      31,207,602
        205,000   Dresdner Bank AG..............................................................      11,086,327
                                                                                                  --------------
                                                                                                      42,293,929
                                                                                                  --------------
                  HEALTH & PERSONAL CARE
            452   Rhoen-Klinikum AG.............................................................          47,201
            534   Rhoen-Klinikum AG (Pref.).....................................................          55,021
                                                                                                  --------------
                                                                                                         102,222
                                                                                                  --------------
                  MACHINERY - DIVERSIFIED
         35,000   Mannesmann AG.................................................................      27,758,285
                                                                                                  --------------
                  MULTI-LINE INSURANCE
          1,798   Allianz AG (New)*.............................................................         547,762
         99,515   Allianz AG (Reg)..............................................................      30,594,419
                                                                                                  --------------
                                                                                                      31,142,181
                                                                                                  --------------
                  UTILITIES
        331,400   Veba AG.......................................................................      21,890,304
                                                                                                  --------------

                  TOTAL GERMANY.................................................................     214,401,964
                                                                                                  --------------

                  ITALY (3.0%)
                  BANKING
      6,000,000   Banca di Roma*................................................................      11,055,305
                                                                                                  --------------
                  HOUSEHOLD FURNISHINGS & APPLIANCES
        408,000   Industrie Natuzzi SpA (ADR)...................................................      10,480,500
                                                                                                  --------------
                  TELECOMMUNICATIONS
      5,500,750   Telecom Italia SpA............................................................      41,131,454
                                                                                                  --------------

                  TOTAL ITALY...................................................................      62,667,259
                                                                                                  --------------

                  NETHERLANDS (10.0%)
                  ELECTRICAL EQUIPMENT
        644,400   Philips Electronics NV........................................................      56,744,435
                                                                                                  --------------
                  INSURANCE
        182,606   Aegon NV......................................................................      23,668,137
        621,502   ING Groep NV..................................................................      40,369,651
                                                                                                  --------------
                                                                                                      64,037,788
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  OIL INTEGRATED - INTERNATIONAL
        290,000   Royal Dutch Petroleum Co......................................................  $   15,996,339
                                                                                                  --------------
                  PUBLISHING
        865,000   Ver Ned Uitgev Ver Bezit NV...................................................      27,986,049
                                                                                                  --------------
                  RETAIL
      1,020,990   Koninklijke Ahold NV..........................................................      31,820,703
                                                                                                  --------------
                  SEMICONDUCTOR EQUIPMENT
        175,100   ASM Lithography Holding NV*...................................................      15,886,683
                                                                                                  --------------
                  TOTAL NETHERLANDS.............................................................     212,471,997
                                                                                                  --------------

                  SPAIN (5.0%)
                  BANKING
        726,503   Banco Bilbao Vizcaya S.A......................................................      37,354,299
        293,713   Banco Popular Espanol S.A.....................................................      24,077,994
                                                                                                  --------------
                                                                                                      61,432,293
                                                                                                  --------------
                  TELECOMMUNICATIONS
      1,061,291   Telefonica S.A................................................................      44,266,860
      1,061,291   Telefonica S.A. (Rights)*.....................................................         821,303
                                                                                                  --------------
                                                                                                      45,088,163
                                                                                                  --------------
                  TOTAL SPAIN...................................................................     106,520,456
                                                                                                  --------------

                  SWEDEN (9.9%)
                  AUTOMOBILES
        935,000   Volvo AB (B Shares)...........................................................      27,297,154
                                                                                                  --------------
                  BANKING
      1,625,000   Nordbanken Holding AB.........................................................      11,965,354
                                                                                                  --------------
                  BUSINESS SERVICES
        759,650   Securitas AB
                    (Series "B" Free)...........................................................      27,967,634
                                                                                                  --------------
                  INSURANCE
        476,792   Scandia Forsakrings AB........................................................      33,198,239
                                                                                                  --------------
                  MULTI-INDUSTRY
        550,000   Assa Abloy AB (Series B)......................................................      19,183,320
                                                                                                  --------------
                  PHARMACEUTICALS
      1,138,900   Astra AB (B Shares)...........................................................      22,657,064
        513,100   Astra AB (Series "A" Free)....................................................      10,538,929
                                                                                                  --------------
                                                                                                      33,195,993
                                                                                                  --------------
                  RETAIL
        279,685   Hennes & Mauritz AB (B Shares)................................................      14,560,341
                                                                                                  --------------

SHARES/PRINCIPAL
     AMOUNT                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATION EQUIPMENT
        826,730   Ericsson (L.M.) Telephone Co. AB (Series "B" Free)............................  $   43,573,373
                                                                                                  --------------

                  TOTAL SWEDEN..................................................................     210,941,408
                                                                                                  --------------

                  SWITZERLAND (8.4%)
                  BANKING
        106,000   Credit Suisse Group...........................................................      23,312,229
         17,930   UBS...........................................................................      28,869,630
                                                                                                  --------------
                                                                                                      52,181,859
                                                                                                  --------------
                  CONGLOMERATES
         10,700   Compagnie Financiere Richemont AG (Series A)..................................      15,331,556
                                                                                                  --------------
                  FOODS & BEVERAGES
         22,109   Nestle S.A....................................................................      42,877,168
                                                                                                  --------------
                  PHARMACEUTICALS
         22,281   Novartis AG...................................................................      36,825,645
          6,000   Novartis AG - Bearer..........................................................       9,948,684
          2,077   Roche Holdings AG.............................................................      21,046,841
                                                                                                  --------------
                                                                                                      67,821,170
                                                                                                  --------------

                  TOTAL SWITZERLAND.............................................................     178,211,753
                                                                                                  --------------

                  UNITED KINGDOM (32.1%)
                  AEROSPACE & DEFENSE
        459,532   British Aerospace PLC.........................................................      15,342,202
      3,550,000   Rolls-Royce PLC*..............................................................      16,550,419
        544,060   Smiths Industries PLC.........................................................       7,823,014
                                                                                                  --------------
                                                                                                      39,715,635
                                                                                                  --------------
                  AUTOMOTIVE
      1,835,910   BBA Group PLC.................................................................      15,078,265
                                                                                                  --------------
                  BANKING
      1,553,000   Abbey National PLC............................................................      29,142,557
        728,000   Barclays Bank PLC.............................................................      20,984,418
        939,124   HSBC Holdings PLC.............................................................      29,612,242
        925,000   Lloyds TSB Group PLC..........................................................      13,841,520
        692,000   Standard Chartered PLC........................................................      10,592,001
                                                                                                  --------------
                                                                                                     104,172,738
                                                                                                  --------------
                  BEVERAGES - ALCOHOLIC
      1,262,828   Diageo PLC....................................................................      15,024,521
                                                                                                  --------------
                  BROADCAST MEDIA
        761,274   Flextech PLC*.................................................................       6,296,840
                                                                                                  --------------
                  BUILDING & CONSTRUCTION
      1,626,000   Blue Circle Industries PLC....................................................       9,652,306
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  BUSINESS SERVICES
        784,333   Reuters Holdings PLC..........................................................  $    8,492,820
                                                                                                  --------------
                  COMPUTER SOFTWARE & SERVICES
        665,000   Sage Group (The) PLC..........................................................      13,945,748
                                                                                                  --------------
                  COMPUTERS
        374,090   SEMA Group PLC................................................................      13,608,523
                                                                                                  --------------
                  CONGLOMERATES
      3,398,857   BTR PLC.......................................................................      11,287,986
      2,020,000   Tomkins PLC...................................................................      11,881,478
                                                                                                  --------------
                                                                                                      23,169,464
                                                                                                  --------------
                  ELECTRICAL EQUIPMENT
      1,481,818   BICC Group (The) PLC..........................................................       4,159,878
        979,000   General Electric Co. PLC......................................................       8,097,750
                                                                                                  --------------
                                                                                                      12,257,628
                                                                                                  --------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
        950,000   Associated British Foods PLC..................................................       8,905,595
      1,211,420   B.A.T. Industries PLC.........................................................      11,416,955
        836,000   Tate & Lyle PLC...............................................................       6,705,389
      1,380,000   Unilever PLC..................................................................      14,689,093
                                                                                                  --------------
                                                                                                      41,717,032
                                                                                                  --------------
                  HEALTH & PERSONAL CARE
      4,008,000   London International Group PLC................................................      13,126,841
                                                                                                  --------------
                  INSURANCE
        319,000   Britannic Assurance PLC.......................................................       6,583,155
      1,277,800   Prudential Corp. PLC..........................................................      18,085,176
      1,526,246   Royal & Sun Alliance Insurance Group PLC......................................      17,036,385
                                                                                                  --------------
                                                                                                      41,704,716
                                                                                                  --------------
                  LEISURE
        979,000   Granada Group PLC.............................................................      16,849,863
      1,391,000   Rank Group PLC................................................................       8,995,277
                                                                                                  --------------
                                                                                                      25,845,140
                                                                                                  --------------
                  NATURAL GAS
      2,669,097   BG PLC*.......................................................................      14,249,895
                                                                                                  --------------
                  OIL RELATED
      3,630,000   Lasmo PLC.....................................................................      15,937,706
      4,664,000   Shell Transport & Trading Co. PLC.............................................      34,681,271
                                                                                                  --------------
                                                                                                      50,618,977
                                                                                                  --------------

SHARES/PRINCIPAL
     AMOUNT                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS
      1,529,325   Glaxo Wellcome PLC............................................................  $   43,187,985
      2,100,323   SmithKline Beecham PLC........................................................      25,023,731
                                                                                                  --------------
                                                                                                      68,211,716
                                                                                                  --------------
                  PUBLISHING
        911,000   United News & Media PLC.......................................................      12,345,699
                                                                                                  --------------
                  RAILROAD EQUIPMENT
        397,000   Railtrack Group PLC...........................................................       7,247,503
                                                                                                  --------------
                  REAL ESTATE
      1,000,000   Hammerson PLC.................................................................       8,772,750
                                                                                                  --------------
                  RETAIL
        949,000   Great Universal Stores PLC....................................................      14,446,447
      2,211,000   Morrison (W.M.) Supermarkets PLC..............................................       9,790,640
      1,030,000   Next PLC......................................................................       8,519,594
        803,194   Tesco PLC.....................................................................       7,515,968
                                                                                                  --------------
                                                                                                      40,272,649
                                                                                                  --------------
                  RETAIL - DEPARTMENT STORES
        724,843   Kingfisher PLC................................................................      13,153,769
                                                                                                  --------------
                  TELECOMMUNICATIONS
      3,798,000   British Telecommunications PLC................................................      41,188,512
      2,099,000   General Cable PLC*............................................................       6,383,521
      1,776,330   Securicor PLC.................................................................      11,754,260
        820,000   Vodafone Group PLC............................................................       8,974,941
                                                                                                  --------------
                                                                                                      68,301,234
                                                                                                  --------------
                  TRANSPORTATION
        699,830   British Airways PLC...........................................................       7,285,461
                                                                                                  --------------
                  UTILITIES - ELECTRIC
        794,862   National Power PLC............................................................       7,736,849
                                                                                                  --------------

                  TOTAL UNITED KINGDOM..........................................................     682,004,719
                                                                                                  --------------

                  TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
                  (IDENTIFIED COST $1,372,479,093)..............................................   2,047,994,187
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (3.1%)
           COMMERCIAL PAPER
$ 65,000   American Express Credit Corp. 5.53% due 05/01/98 (AMORTIZED COST $65,000,000)........  $   65,000,000
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,437,479,093) (B)....................................................   99.5 %   2,112,994,187
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.5        10,071,756
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 2,123,065,943
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $684,868,630 and the aggregate gross unrealized depreciation is $9,353,536, resulting in net unrealized appreciation of $675,515,094.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1998:

                                                       UNREALIZED
   CONTRACTS TO              IN           DELIVERY   APPRECIATION/
      RECEIVE           EXCHANGE FOR        DATE      DEPRECIATION
-------------------------------------------------------------------
L         1,508,818  $         2,521,235  05/01/98   $    --
DEM      17,813,248  $         9,932,115  05/04/98        (11,064)
$            73,790  DEM         132,305  05/05/98            103
$         1,302,033  NLG       2,628,804  05/05/98          1,546
$         2,064,949  NLG       4,168,719  05/05/98          2,656
$           904,775  FIM       4,923,784  05/06/98          1,295
$         1,016,898  L           607,502  05/06/98          1,762
                                                     --------------
      Net unrealized depreciation..................  $     (3,702)
                                                     --------------
                                                     --------------

CURRENCY ABBREVIATIONS:

L          British Pound
NLG        Dutch Gilder
FIM        Finnish Markka
DEM        German Deutschemark

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace & Defense.............................................................  $   39,715,635       1.9  %
Airlines........................................................................      24,388,109       1.1
Apparel.........................................................................      12,369,257       0.6
Automobiles.....................................................................      27,297,154       1.3
Automotive......................................................................      69,535,942       3.3
Banking.........................................................................     329,717,415      15.5
Beverages - Alcoholic...........................................................      15,024,521       0.7
Broadcast Media.................................................................       6,296,840       0.3
Building & Construction.........................................................       9,652,306       0.4
Business Services...............................................................      36,460,454       1.7
Commercial Paper................................................................      65,000,000       3.1
Computer Software & Services....................................................      13,945,748       0.6
Computers.......................................................................      13,608,523       0.6
Conglomerates...................................................................      38,501,020       1.8
Electrical Equipment............................................................     113,715,073       5.4
Electronics - Semiconductors....................................................      30,950,170       1.5
Food, Beverage, Tobacco, & Household Products...................................      57,523,731       2.7
Foods & Beverages...............................................................      42,877,168       2.0
Health & Personal Care..........................................................      13,229,063       0.6
Household Furnishings & Appliances..............................................      10,480,500       0.5
Insurance.......................................................................     201,782,740       9.5
Leisure.........................................................................      76,266,483       3.6
Machinery - Diversified.........................................................      27,758,285       1.3
Merchandising...................................................................      19,461,660       0.9
Multi-Industry..................................................................      19,183,320       0.9

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Multi-Line Insurance............................................................  $   31,142,181       1.5  %
Natural Gas.....................................................................      14,249,895       0.7
Oil Integrated - International..................................................      15,996,339       0.8
Oil Related.....................................................................      73,428,647       3.5
Paper Products..................................................................           6,000       0.0
Pharmaceuticals.................................................................     219,909,998      10.4
Publishing......................................................................      40,331,748       1.9
Railroad Equipment..............................................................       7,247,503       0.3
Real Estate.....................................................................       8,772,750       0.4
Retail..........................................................................      86,653,693       4.1
Retail - Department Stores......................................................      13,153,769       0.6
Semiconductor Equipment.........................................................      15,886,683       0.7
Telecommunication Equipment.....................................................      80,040,399       3.8
Telecommunications..............................................................     154,520,851       7.3
Transportation..................................................................       7,285,461       0.3
Utilities.......................................................................      21,890,304       1.0
Utilities - Electric............................................................       7,736,849       0.4
                                                                                  --------------       ---
                                                                                  $2,112,994,187      99.5  %
                                                                                  --------------       ---
                                                                                  --------------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $2,034,748,606      95.8  %
Preferred Stocks................................................................      12,424,278       0.6
Rights..........................................................................         821,303       0.0
Short-Term Investment...........................................................      65,000,000       3.1
                                                                                  --------------       ---
                                                                                  $2,112,994,187      99.5  %
                                                                                  --------------       ---
                                                                                  --------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,437,479,093)..........................................................  $2,112,994,187
Cash (including $1,300,502 in foreign currency).............................................       3,712,098
Receivable for:
    Investments sold........................................................................      11,090,263
    Capital stock sold......................................................................       7,506,664
    Dividends...............................................................................       7,033,420
    Foreign withholding taxes reclaimed.....................................................       3,422,862
Prepaid expenses and other assets...........................................................         252,970
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,146,012,464
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      12,368,615
    Capital stock repurchased...............................................................       7,072,413
    Investment management fee...............................................................       1,667,589
    Plan of distribution fee................................................................       1,417,375
Accrued expenses and other payables.........................................................         420,529
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      22,946,521
                                                                                              --------------
     NET ASSETS.............................................................................  $2,123,065,943
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,337,495,104
Net unrealized appreciation.................................................................     675,492,032
Accumulated net investment loss.............................................................      (5,244,338)
Accumulated undistributed net realized gain.................................................     115,323,145
                                                                                              --------------
     NET ASSETS.............................................................................  $2,123,065,943
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................      $6,715,686
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................         319,859
     NET ASSET VALUE PER SHARE..............................................................          $21.00
                                                                                              --------------
                                                                                              --------------

     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................          $22.16
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $2,105,186,516
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     100,469,237
     NET ASSET VALUE PER SHARE..............................................................          $20.95
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $9,295,705
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................         444,194
     NET ASSET VALUE PER SHARE..............................................................          $20.93
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................      $1,868,036
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................          87,873
     NET ASSET VALUE PER SHARE..............................................................          $21.26
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $2,090,532 foreign withholding tax).........................................  $ 13,606,211
Interest......................................................................................     1,245,166
                                                                                                ------------

     TOTAL INCOME.............................................................................    14,851,377
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................     8,874,928
Plan of distribution fee (Class A shares).....................................................         4,264
Plan of distribution fee (Class B shares).....................................................     8,040,259
Plan of distribution fee (Class C shares).....................................................        23,110
Transfer agent fees and expenses..............................................................     1,099,842
Custodian fees................................................................................       687,486
Registration fees.............................................................................        96,058
Shareholder reports and notices...............................................................        66,378
Professional fees.............................................................................        37,869
Directors' fees and expenses..................................................................         9,260
Other.........................................................................................        13,616
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    18,953,070
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (4,101,693)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
    Investments...............................................................................   114,769,916
    Foreign exchange transactions.............................................................       642,575
                                                                                                ------------

     NET GAIN.................................................................................   115,412,491
                                                                                                ------------
Net change in unrealized appreciation on:
    Investments...............................................................................   311,788,460
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................      (202,419)
                                                                                                ------------

     NET APPRECIATION.........................................................................   311,586,041
                                                                                                ------------

     NET GAIN.................................................................................   426,998,532
                                                                                                ------------

NET INCREASE..................................................................................  $422,896,839
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX      FOR THE YEAR
                                                                           MONTHS ENDED          ENDED
                                                                          APRIL 30, 1998   OCTOBER 31, 1997*
------------------------------------------------------------------------------------------------------------

                                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)............................................  $    (4,101,693) $       3,448,857
Net realized gain.......................................................      115,412,491        163,871,393
Net change in unrealized appreciation...................................      311,586,041         95,223,361
                                                                          ---------------  -----------------

     NET INCREASE.......................................................      422,896,839        262,543,611
                                                                          ---------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares......................................................          (30,346)        --
    Class B shares......................................................      (15,068,038)        (8,287,857)
    Class C shares......................................................          (31,106)        --
    Class D shares......................................................         (374,194)        --
Net realized gain
    Class A shares......................................................         (215,076)        --
    Class B shares......................................................     (143,682,142)       (97,160,987)
    Class C shares......................................................         (276,452)        --
    Class D shares......................................................       (2,520,602)        --
                                                                          ---------------  -----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..................................     (162,197,956)      (105,448,844)
                                                                          ---------------  -----------------

Net increase from capital stock transactions............................      150,137,516        327,284,817
                                                                          ---------------  -----------------

     NET INCREASE.......................................................      410,836,399        484,379,584

NET ASSETS:
Beginning of period.....................................................    1,712,229,544      1,227,849,960
                                                                          ---------------  -----------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $5,244,338 AND UNDISTRIBUTED NET
    INVESTMENT INCOME OF $14,361,039, RESPECTIVELY).....................  $ 2,123,065,943  $   1,712,229,544
                                                                          ---------------  -----------------
                                                                          ---------------  -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on May 31, 1990. On July 28, 1997, the Fund commenced offering three classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% of the portion of net assets not exceeding $500 million; 0.95% of the portion of daily net assets exceeding $500 million but not $2 billion and 0.90% of the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $32,417,764 at April 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

shares of $1,084,005 and $1,976, respectively and received $63,710 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $526,439,862 and $558,418,168, respectively.

For the six months ended April 30, 1998, the Fund incurred brokerage commissions of $31,670 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $13,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $1,953. At April 30, 1998, the Fund had an accrued pension liability of $47,498 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to income from the mark-to-market of passive foreign investment companies.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                            FOR THE SIX
                                                                            MONTHS ENDED
                                                                           APRIL 30, 1998                   FOR THE YEAR
                                                                   ------------------------------               ENDED
                                                                                                          OCTOBER 31, 1997*
                                                                            (UNAUDITED)             -----------------------------
                                                                      SHARES           AMOUNT          SHARES          AMOUNT
                                                                   -------------   --------------   ------------   --------------
CLASS A SHARES
Sold.............................................................        212,666   $    4,234,972        102,145   $    1,884,214
Reinvestment of dividends and distributions......................         13,547          229,902        --              --
Redeemed.........................................................         (7,237)        (147,910)        (1,262)         (23,880)
                                                                   -------------   --------------   ------------   --------------
Net increase - Class A...........................................        218,976        4,316,964        100,883        1,860,334
                                                                   -------------   --------------   ------------   --------------

CLASS B SHARES
Sold.............................................................     21,393,576      414,300,236     42,082,583      738,349,917
Reinvestment of dividends and distributions......................      8,774,632      148,905,493      6,087,300       98,796,887
Redeemed.........................................................    (22,364,220)    (427,082,044)   (28,751,620)    (514,693,020)
                                                                   -------------   --------------   ------------   --------------
Net increase - Class B...........................................      7,803,988      136,123,685     19,418,263      322,453,784
                                                                   -------------   --------------   ------------   --------------

CLASS C SHARES
Sold.............................................................        578,304       11,479,725        168,016        3,136,766
Reinvestment of dividends and distributions......................         17,786          301,660        --              --
Redeemed.........................................................       (308,675)      (6,077,728)       (11,237)        (210,091)
                                                                   -------------   --------------   ------------   --------------
Net increase - Class C...........................................        287,415        5,703,657        156,779        2,926,675
                                                                   -------------   --------------   ------------   --------------

CLASS D SHARES
Sold.............................................................      1,708,743       32,028,105          2,419           44,024
Reinvestment of dividends and distributions......................            231            3,921        --              --
Redeemed.........................................................     (1,623,520)     (28,038,816)       --              --
                                                                   -------------   --------------   ------------   --------------
Net increase - Class D...........................................         85,454        3,993,210          2,419           44,024
                                                                   -------------   --------------   ------------   --------------
Net increase in Fund.............................................      8,395,833   $  150,137,516     19,678,344   $  327,284,817
                                                                   -------------   --------------   ------------   --------------
                                                                   -------------   --------------   ------------   --------------

---------------------

 * For Classes A, C, and D shares, for the period July 28, 1997 (issue date) through October 31, 1997.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At April 30, 1998, investments in securities of issuers in the United Kingdom represented 32.1% of the Fund's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

8. SUBSEQUENT EVENT

In May 1998, the sub-adviser advised the Fund's Board of Directors and the Investment Manager of its resignation as sub-adviser, effective at the close of business on December 31, 1998. On June 2, 1998 the Board of Directors unanimously recommended that a new sub-advisory agreement with Morgan Stanley Asset Management Inc., an affiliate of the Investment Manager, be submitted to shareholders for approval at a special meeting expected to be held in August 1998.

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                    FOR THE SIX
                                                    MONTHS ENDED
                                                     APRIL 30,                FOR THE YEAR ENDED OCTOBER 31
                                                       1998++      ----------------------------------------------------
                                                    (UNAUDITED)    1997*++      1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..............    $ 18.43      $  16.76   $  14.44   $  13.49   $  11.86   $   8.57
                                                       ------      --------   --------   --------   --------   --------

Net investment income (loss)......................      (0.04)         0.04       0.02       0.02       0.02      (0.01)

Net realized and unrealized gain..................       4.29          3.02       3.03       2.00       1.84       3.30
                                                       ------      --------   --------   --------   --------   --------

Total from investment operations..................       4.25          3.06       3.05       2.02       1.86       3.29
                                                       ------      --------   --------   --------   --------   --------

Less dividends and distributions from:
   Net investment income..........................      (0.16)        (0.11)     --         --         --         --
   Net realized gain..............................      (1.57)        (1.28)     (0.73)     (1.07)     (0.23)     --
                                                       ------      --------   --------   --------   --------   --------

Total dividends and distributions.................      (1.73)        (1.39)     (0.73)     (1.07)     (0.23)     --
                                                       ------      --------   --------   --------   --------   --------

Net asset value, end of period....................    $ 20.95      $  18.43   $  16.76   $  14.44   $  13.49   $  11.86
                                                       ------      --------   --------   --------   --------   --------
                                                       ------      --------   --------   --------   --------   --------

TOTAL INVESTMENT RETURN+..........................      25.30%(1)     19.40%     22.27%     16.83%     15.61%     38.74%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................       2.06%(2)      2.06%**     2.13%     2.23%      2.27%      2.38%

Net investment income (loss)......................      (0.45)%(2)     0.22%      0.14%      0.13%      0.21%     (0.09)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions............     $2,105        $1,707     $1,228       $868       $759       $459

Portfolio turnover rate...........................         29%(1)        44%        49%        61%        72%       120%

Average commission rate paid......................    $0.0550       $0.0559    $0.0448      --         --         --

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
**   Restated
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                              FOR THE SIX     FOR THE PERIOD
                                                              MONTHS ENDED    JULY 28, 1997*
                                                               APRIL 30,         THROUGH
                                                                 1998++        OCTOBER 31,
                                                              (UNAUDITED)         1997++
---------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................    $ 18.46          $ 18.64
                                                                 ------           ------
Net investment income (loss)................................       0.05            (0.02)
Net realized and unrealized gain (loss).....................       4.28            (0.16)
                                                                 ------           ------
Total from investment operations............................       4.33            (0.18)
                                                                 ------           ------
Less dividends and distributions from:
   Net investment income....................................      (0.22)         --
   Net realized gain........................................      (1.57)         --
                                                                 ------           ------
Total dividends and distributions...........................      (1.79)         --
                                                                 ------           ------
Net asset value, end of period..............................    $ 21.00          $ 18.46
                                                                 ------           ------
                                                                 ------           ------
TOTAL INVESTMENT RETURN+....................................      25.78%(1)        (0.97)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................       1.43%(2)         1.48%**(2)
Net investment income (loss)................................       0.54%(2)        (0.33)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $6,716           $1,862
Portfolio turnover rate.....................................         29%(1)           44%
Average commission rate paid................................    $0.0550          $0.0559

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................    $ 18.43          $ 18.64
                                                                 ------           ------
Net investment loss.........................................      (0.02)           (0.04)
Net realized and unrealized gain (loss).....................       4.27            (0.17)
                                                                 ------           ------
Total from investment operations............................       4.25            (0.21)
                                                                 ------           ------
Less dividends and distributions from:
   Net investment income....................................      (0.18)         --
   Net realized gain........................................      (1.57)         --
                                                                 ------           ------
Total dividends and distributions...........................      (1.75)         --
                                                                 ------           ------
Net asset value, end of period..............................    $ 20.93          $ 18.43
                                                                 ------           ------
                                                                 ------           ------
TOTAL INVESTMENT RETURN+....................................      25.27%(1)        (1.13)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................       2.18%(2)         2.24%**(2)
Net investment loss.........................................      (0.22)%(2)       (0.76)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $ 9,296          $ 2,889
Portfolio turnover rate.....................................         29%(1)           44%
Average commission rate paid................................    $0.0550          $0.0559

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
**   Restated
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                              FOR THE SIX     FOR THE PERIOD
                                                              MONTHS ENDED    JULY 28, 1997*
                                                               APRIL 30,         THROUGH
                                                                 1998++        OCTOBER 31,
                                                              (UNAUDITED)         1997++
---------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................    $ 18.47          $ 18.64
                                                                 ------           ------

Net investment income.......................................       0.08             0.02

Net realized and unrealized gain (loss).....................       4.51            (0.19)
                                                                 ------           ------

Total from investment operations............................       4.59            (0.17)
                                                                 ------           ------

Less dividends and distributions from:
   Net investment income....................................      (0.23)         --
   Net realized gain........................................      (1.57)         --
                                                                 ------           ------

Total dividends and distributions...........................      (1.80)         --
                                                                 ------           ------

Net asset value, end of period..............................    $ 21.26          $ 18.47
                                                                 ------           ------
                                                                 ------           ------

TOTAL INVESTMENT RETURN+....................................      27.35%(1)        (0.91)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................       1.24%(2)         1.23%**(2)

Net investment income.......................................       0.94%(2)         0.33%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $1,868              $45

Portfolio turnover rate.....................................         29%(1)           44%

Average commission rate paid................................    $0.0550          $0.0559

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
**   Restated
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center-Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISER

Morgan Grenfell Investment Services Limited


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
EUROPEAN
GROWTH FUND

[PHOTO]


SEMIANNUAL REPORT
APRIL 30, 1998